Shareholder Fees {- Total Market Index Portfolio}	Apr. 30, 2022 USD ($)
02.28 VIP Total Market Index Portfolio_Initial, Service Class, Service 2 PRO-06 | Total Market Index Portfolio
Shareholder Fees:
(fees paid directly from your investment)